Document and Entity Information	May 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2021
Entity Registrant Name	AVIDITY BIOSCIENCES, INC.
Entity Central Index Key	0001599901
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RNA
Security Exchange Name	NASDAQ
Entity File Number	001-39321
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1336960
Entity Address, Address Line One	10975 N. Torrey Pines Road
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	401-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false